SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	$ 80,152	¥ 570,605	¥ 570,605
Less: accumulated depreciation	(68,476)	(487,480)	(473,246)
Property, plant and equipment, net	11,676	83,125	97,359
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	64,025	455,795	455,795
Electronic devices, furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,657	11,800	11,800
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total	$ 14,470	¥ 103,010	¥ 103,010